INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-lived assets:
Total long-lived assets	$ 896.9	$ 151.1
The Netherlands
Long-lived assets:
Total long-lived assets	764.6	67.0
US
Long-lived assets:
Total long-lived assets	71.0	3.9
Finland
Long-lived assets:
Total long-lived assets	52.3	56.9
Rest of the world
Long-lived assets:
Total long-lived assets	$ 9.0	$ 23.3